STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)									3 Months Ended			12 Months Ended
		Jan. 22, 2026	Jan. 16, 2026	Jul. 28, 2021	Jul. 13, 2021	Aug. 28, 2020	Jul. 10, 2020	Jul. 07, 2020	Mar. 31, 2026	Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024		Feb. 21, 2026	Feb. 20, 2026	Jan. 21, 2026	May 21, 2025	Mar. 04, 2025	Jun. 04, 2024	Dec. 31, 2023	Jul. 27, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders equity reverse stock split			1-for-5,000
Common stock, shares issued									3,786,060	1,643,970		2,665,555		1,417,204				5,000				1,096,303
Common stock, shares outstanding									3,786,060			2,665,555		1,417,204		2,665,555	13,327,772,635	5,000
Shares issued									637,755			637,755		637,755		58,309
Common stock shares authorized									25,990,000,000			25,990,000,000		25,990,000,000		25,990,000,000			25,990,000,000	15,990,000,000	8,990,000,000
Common stock shares issued in round up of reverse stock split, shares		58,309										2,480,814,993		457,990,649
Issuance of common stock									$ 47,069	$ 260,805		$ 392,168		$ 1,212,370
Stock issuance cost									5,654	10,552		27,005		43,569
Accrued interest									5,000
Payment accrued interest									20,243			130,181
Payment fees									1,500			1,500
Stock based compensation									$ 48,000			$ 40,000
Capital stock, shares authorized																			26,000,000,000	16,000,000,000	9,000,000,000
Preferred stock, shares authorized									10,000,000			10,000,000		10,000,000					10,000,000	10,000,000	10,000,000
Preferred stock, par value									$ 0.001			$ 0.001		$ 0.001
Warrant term									15 years			15 years
Converted principal												$ 100,000
Debt Instrument, Convertible, Conversion Price												$ 0.50
Share Price												$ 0.0001
Conversion option liability												$ 153,919
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise									162			162
Warrant exercise, description									During every 1 (one) year period, starting on the day that is the Lock Up Period Termination Date, the Holder shall have the right to exercise the Remainder of the Warrant up to a maximum number of Remaining Warrant Shares that, if converted, would be equal to no more than a maximum of 4.99% of the total number of outstanding shares of Common Stock of the Company during such given year (“Leak-Out Period”). The Leak-Out Period shall come into effect on the day that is the Lock Up Period Termination Date and remain effective on a yearly basis, for a period of 10 (ten) years thereafter, after which the Leak-Out Period will automatically terminate and become null and void. For clarity purposes the Remainder of the Warrant shall become freely exercisable at any time or times beginning on June 29, 2034, and until the Termination Date.			During every 1 (one) year period, starting on the day that is the Lock Up Period Termination Date, the Holder shall have the right to exercise the Remainder of the Warrant up to a maximum number of Remaining Warrant Shares that, if converted, would be equal to no more than a maximum of 4.99% of the total number of outstanding shares of Common Stock of the Company during such given year (“Leak-Out Period”). The Leak-Out Period shall come into effect on the day that is the Lock Up Period Termination Date and remain effective on a yearly basis, for a period of 10 (ten) years thereafter, after which the Leak-Out Period will automatically terminate and become null and void. For clarity purposes the Remainder of the Warrant shall become freely exercisable at any time or times beginning on June 29, 2034, and until the Termination Date
Remaining Warrant Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Lock up of warrants									3,074			3,074
Lock up period of warrants									36 months			36 months
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized									50,000			50,000		50,000
Preferred stock, par value									$ 0.001			$ 0.001		$ 0.001
Preferred stock shares issued									2,500			2,500		2,500
Preferred stock shares outstanding									2,500			2,500		2,500
Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized									4,570			4,570		4,570
Preferred stock, par value									$ 0.001			$ 0.001		$ 0.001
Preferred stock shares issued									1,334			1,334		1,334
Preferred stock shares outstanding									1,334			1,334		1,334
Purchase of warrants									3,236			3,236		3,236
Series D Preferred Stock [Member] | Mr Conway [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares of common stock sold, net of issuance costs of $43,569, shares						1,333
Series D Preferred Stock [Member] | Chis [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of purchased shares					18,667
Series E Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized									3,000			3,000		3,000
Preferred stock, par value									$ 0.001			$ 0.001		$ 0.001
Preferred stock shares issued									0			0		0
Preferred stock shares outstanding									0			0		0
Amendment Certificates of Designation [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized								50,000
Preferred stock, voting rights								The holders of Series C Preferred Stock have no conversion rights and no dividend rights. For so long as any shares of the Series C Preferred Stock remain issued and outstanding, the Holder thereof, voting separately as a class, shall have the right to vote on all shareholder matters equal to sixty-seven (67%) percent of the total vote
Securities Purchase Agreement [Member] | Series D Preferred Stock [Member] | PCTI [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares of common stock sold, net of issuance costs of $43,569, shares							18,667
Series D Amendment [Member] | Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																							4,570
Preferred stock, convertible, conversion price																							$ 1.5
Series DSPA [Member] | Series D Preferred Stock [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of preferred stock and preference stock				$ 13,200,000
Purchase of warrants				3,236
Certificates of Designation [Member] | Series E Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized								3,000
Preferred stock, redemption amount								$ 1,000
Common Stock One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued in round up of reverse stock split, shares												2,560,935,900
Issuance of shares of common stock sold, net of issuance costs of $43,569, shares									439,796			512,188
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued in round up of reverse stock split, shares									58,309			1,364,594,180		1,604,508,342
Issuance of shares of common stock sold, net of issuance costs of $43,569, shares									439,796	226,766	[1]	496,163	[2]	320,901	[3]
Issuance of common stock									$ 47,069			$ 392,168		$ 1,212,370
Stock issuance cost									$ 5,654			27,005		$ 43,569
Conversion option liability	[2]											$ 200
Common Stock [Member] | Service Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued in round up of reverse stock split, shares												200,000,000
Issuance of shares of common stock sold, net of issuance costs of $43,569, shares									300,000			40,000
Stock based compensation												$ 40,000
Common Stock Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued in round up of reverse stock split, shares												1,000,000,000
Issuance of shares of common stock sold, net of issuance costs of $43,569, shares									322,400			200,000
Common Stock Two [Member] | Service Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation									$ 48,000
Common Stock Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued in round up of reverse stock split, shares										1,133,822,555
Issuance of shares of common stock sold, net of issuance costs of $43,569, shares										226,766
Issuance of common stock										$ 260,805
Stock issuance cost										$ 10,552
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding																13,327,772,635
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding																2,665,555

[1]	Retroactively restated for five thousand-for-one share consolidation on January 21, 2026.
[2]	Retroactively restated for five thousand-for-one share consolidation on January 21, 2026.
[3]	Retroactively restated for five thousand-for-one share consolidation on January 21, 2026.